Vessel Operating and Supervision Costs (Tables)	12 Months Ended
Dec. 31, 2022
Vessel Operating and Supervision Costs
Schedule of vessel operating and supervision costs

	For the year ended December 31,
	2020	2021	2022
Crew and vessel management employee costs	89,463	103,936	107,639
Technical maintenance expenses	39,369	37,996	36,844
Other vessel operating expenses	19,403	24,500	26,108
Total	148,235	166,432	170,591